Schedule of finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance Income And Expense
Foreign exchange gain	$ 1,380	$ 1,150	$ 173
Interest income	16	6
Total finance income	1,396	1,156	173
Related party loan interest payable	4,637	3,801	3,351
Convertible loan notes and preference shares interest payable	267	204	217
Lease liability interest payable	13	15	4
Bank interest payable	49	41	(4)
Foreign exchange losses	452	2,540	4,757
Other finance costs	597	238	156
Total finance expense	$ 6,015	$ 6,839	$ 8,481